FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Investments Measured at Fair Value on Recurring Basis

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2014	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Foreign exchange forward contracts	47,712,744	-	47,712,744	-
Capped call options	21,098,263	-	-	21,098,263
Available-for-sale investment	20,875,725	-	-	20,875,725

Liabilities:
Foreign exchange forward contracts	30,901,012	-	30,901,012	-
Convertible senior notes	1,540,398,645	-	-	1,540,398,645

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2015	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Call spread option	7,277,406	-	-	7,277,406
Foreign exchange forward contracts	7,038,537	-	7,038,537	-
Capped call options	17,490,323	-	-	17,490,323

Liabilities:
Foreign exchange forward contracts	4,295,737	-	4,295,737	-
Convertible senior notes	1,506,981,361	-	-	1,506,981,361
Warrant liability	68,377,608	-	-	68,377,608

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2016	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Guarantee receivables	235,728,241	-	-	235,728,241
Foreign exchange forward contracts	640,876	-	640,876	-

Liabilities:
Convertible senior notes	423,739,708	-	-	423,739,708
Guarantee liabilities	226,086,556	-	-	226,086,556
Rate cap derivative	10,364,075	-	-	10,364,075

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	770,485,897	1,540,398,645	1,506,981,361
Issuance of convertible senior notes	914,850,000	-	-
Foreign exchange (gain)/loss	5,853,455	96,678,461	43,448,795
Change in fair value of convertible senior notes	(150,790,707)	8,400,918	92,015,957
Repurchase of convertible senior notes	-	(138,496,663)	(1,218,706,405)
Balance at December 31,	1,540,398,645	1,506,981,361	423,739,708

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	107,223,601	21,098,263	17,490,323
Foreign exchange (gain)/loss	563,725	2,562,342	736,212
Change in fair value of capped call options	(86,689,063)	(6,170,282)	(18,226,535)
Balance at December 31,	21,098,263	17,490,323	-

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	30,117,797	20,875,725	-
Receipt of available-for-sale investment	-	-	-
Foreign exchange gain/(loss)	(3,446,112)	-	-
Change in fair value of available-for-sale	(5,795,960)	-	-
Transfer to receivable (Note 2 (g))	-	(20,875,725)	-
Balance at December 31,	20,875,725	-	-

Schedule of fair value of call spread option contracts
	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	-	-	7,277,406
Purchase of call spread option	-	7,647,843	4,761,603
Change in fair value of call spread	-	(370,437)	-
Exercise of call spread options	-	-	(12,039,009)
Balance at December 31,	-	7,277,406	-

Schedule of changes in fair value of warrant liability
	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	-	-	68,377,608
Issuance of warrant liability	-	62,331,211	-
Exchange loss on warrant liability	-	3,950,373	2,256,314
Change in fair value of warrant liability	-	2,096,024	(34,937,341)
Repurchase of warrant liability	-	-	(35,696,581)
Balance at December 31,	-	68,377,608	-

Schedule of Change in Fair Value of Derivatives

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	-	-	-
Change in fair value of rate cap derivative	-	-	10,364,075
Balance at December 31,	-	-	10,364,075

	Type of derivatives
For the year ended	Foreign exchange forward contracts		Call spread	Rate cap	Capped call	Warrant
December 31,	Realized	Unrealized	options	derivative	options	liability	Total
(In RMB)
2014	15,553,224	(16,267,966)	-	-	(86,689,063)	-	(87,403,805)
2015	71,000,875	(14,068,932)	(370,437)	-	(6,170,282)	(2,096,024)	48,295,200
2016	(53,202,660)	640,876	-	(10,364,075)	(18,226,535)	34,937,341	(46,215,053)

As of December 31, 2014

	Fair Value Measurements at Reporting Date Using
		Quote Prices
		in active	Significant
	Balance as of	market for	other	Significant
	December 31,	identical	observable	unobservable	Total
Description	2014	assets (Level 1)	input (Level 2)	input (Leval 3)	(losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	3,101,795,172	-	-	3,101,795,172	6,217,151

As of December 31, 2015

	Fair Value Measurements at Reporting Date Using
		Quote Prices
		in active	Significant
	Balance as of	market for	other	Significant
	December 31,	identical	observable	unobservable	Total
Description	2015	assets (Level 1)	input (Level 2)	input (Leval 3)	(losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	3,766,435,564	-	-	3,766,435,564	-

As of December 31, 2016

	Fair Value Measurements at Reporting Date Using
		Quote Prices
		in active	Significant
	Balance as of	market for	other	Significant
	December 31,	identical	observable	unobservable	Total
Description	2016	assets (Level 1)	input (Level 2)	input (Leval 3)	(losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	4,738,681,353	-	-	4,738,681,353	125,524,021